MANDATORY REDEEMABLE CONVERTIBLE PREFERRED STOCK	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Mandatory Redeemable Convertible Preferred Stock
MANDATORY REDEEMABLE CONVERTIBLE PREFERRED STOCK

NOTE 7 - MANDATORY REDEEMABLE CONVERTIBLE PREFERRED STOCK

Issuances of Series C Convertible Preferred Stock

On January 10, 2019, the Board of Directors of the Company adopted a resolution pursuant to the Company’s Certificate of Incorporation, as amended, providing for the designations, preferences and relative, participating, optional and other rights, and the qualifications, limitations and restrictions, of the Series C Convertible Preferred Stock.

On January 14, 2019, the Company filed a Certificate of Designations for its Series C Convertible Preferred Stock. The authorized number of Series C Convertible Preferred Stock is 1,000,000 shares, par value 0.001. The Series C Convertible Preferred Stock will, with respect to dividend rights and rights upon liquidation, winding-up or dissolution, rank: (a) senior with respect to dividends and right of liquidation with the Company’s common stock, (b) junior with respect to dividends and right of liquidation with respect to the Company’s Series B Preferred Stock, and (c) junior with respect to dividends and right of liquidation to all existing indebtedness of the Company. The Series C Convertible Preferred Stock will carry an annual ten percent (10%) cumulative dividend, compounded daily, payable solely upon redemption, liquidation or conversion. The Company will have a right, at any time in the period of 180 days from the date of the issuance, at the Company’s option, to redeem all or any portion of the Series C Preferred Stock at prices ranging from 105% to 130%, based on the passage of time.

The number of shares of Series C Convertible Preferred Stock issued and outstanding were 103,584 and 196,084, respectively, for March 31, 2022 and June 30, 2021.

The holders of Series C Convertible Preferred Stock shall have the right at any time during the period beginning on the date which is six (6) months following the date of their issuance, to convert all or any part of the outstanding Series C Convertible Preferred Stock into fully paid and non-assessable shares of common stock at the Variable Conversion Price. The “Variable Conversion Price” shall mean 71% multiplied by the Market Price (representing a discount rate of 29%). “Market Price” means the average of the two (2) lowest Trading Prices (which means, for any security as of any date, the closing bid price on the OTCQB, OTCQX, Pink Sheets electronic quotation system or applicable trading market (the “OTC”) as reported by a reliable reporting service (“Reporting Service”) designated by the holder (i.e. Bloomberg) for the common stock during the fifteen (15) Trading Day Period ending on the latest complete Trading Day prior to the date of conversion (both terms as defined in the Certificate of Designations).

The Series C Convertible Preferred stock is convertible after six months at 71% of the average market price of the Company’s stock based on the lowest two (2) market closes fifteen (15) days prior. Consequently, the shares were converted at different rates. The Company analyzed the conversion feature and determined it was required to be bifurcated and recognized as a derivative liability. Three (3) batches of Preferred stock were subject to derivative liability valuation based on the Black Scholes Merton pricing model. As the fair value of each of the three (3) derivative and the shares issued at inception were in excess of the face amount of the Preferred stock, the Company recorded a discount in the amount of $35,000 to be amortized utilizing the effective interest method of accretion over the term of the note.

On the date which is eighteen (18) months following the Issuance Date or upon the occurrence of an Event of Default (the “Mandatory Redemption Date”), the Company shall redeem all of the shares of Series C Convertible Preferred Stock of the holder (which have not been previously redeemed or converted). Within five (5) days of the Mandatory Redemption Date, the Company shall make payment to each holder of an amount in cash equal to the total number of shares of Series C Convertible Preferred Stock held by such holder multiplied by the then current Stated Value.

All shares of mandatorily redeemable convertible preferred stock have been presented outside of permanent equity in accordance with ASC 480, Classification and Measurement of Redeemable Securities. The Company accretes the carrying value of its Series C Convertible Preferred Stock to its estimate of fair value (i.e., redemption value) at period end.

The carrying value of the Series C Convertible Preferred Stock at March 31, 2022 and June 30, 2021 was $103,584 and $196,083 net of discount, respectively. There were 48,125 shares of Series C Preferred Stock issued for net proceeds of $40,000, and 90,750 shares of Series C Preferred Stock converted to 15,826,550 shares of common stock for the three months ended March 31, 2022.

NOTE 7 -	MANDATORY REDEEMABLE CONVERTIBLE PREFERRED STOCK

Issuances of Series C Mandatory Redeemable Convertible Preferred Stock

On January 10, 2019, the Board of Directors of the Company adopted a resolution pursuant to the Company’s Certificate of Incorporation, as amended, providing for the designations, preferences and relative, participating, optional and other rights, and the qualifications, limitations and restrictions, of the Series C Convertible Preferred Stock.

On January 14, 2019, the Company filed a Certificate of Designations for a Series C Convertible Preferred Stock. The authorized number of Series C Convertible Preferred Stock is 1,000,000 shares, par value 0.001. The Series C Preferred Stock will, with respect to dividend rights and rights upon liquidation, winding-up or dissolution, rank: (a) senior with respect to dividends and right of liquidation with the Company’s common stock, (b) junior with respect to dividends and right of liquidation with respect to the Company’s Series B Preferred Stock; and (c) junior with respect to dividends and right of liquidation to all existing indebtedness of the Company. Series C Preferred Stock will carry an annual ten percent (10%) cumulative dividend, compounded daily, payable solely upon redemption, liquidation or conversion. The Company will have a right, at any time in the period of 180 days from the date of the issuance, at the Company’s option, to redeem all or any portion of the Series C Preferred Stock at prices ranging from 105% to 130%, based on the passage of time.

The number of Series C, mandatory redeemable convertible preferred stock shares issued and outstanding were 239,025 and 117,200, respectively, for June 30, 2021 and June 30, 2020.

The Holder shall have the right at any time during the period beginning on the date which is six (6) months following the Issuance Date, to convert all or any part of the outstanding Series C Preferred Stock into fully paid and non-assessable shares of Common Stock at the Variable Conversion Price. The “Variable Conversion Price” shall mean 71% multiplied by the Market Price (representing a discount rate of 29%). “Market Price” means the average of the two (2) lowest Trading Prices (as defined here) for the Common Stock during the fifteen (15) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.

On the date which is eighteen (18) months following the Issuance Date or upon the occurrence of an Event of Default (the “Mandatory Redemption Date”), the Company shall redeem all of the shares of Series C Preferred Stock of the Holder (which have not been previously redeemed or converted). With five (5) days of the Mandatory Redemption Date, the Company shall make payment to each Holder of an amount in cash equal to the total number of shares of Series C Preferred Stock held by such Holder multiplied by the then current Stated Value.

All shares of mandatorily redeemable convertible preferred stock have been presented outside of permanent equity in accordance with ASC 480, Classification and Measurement of Redeemable Securities. The Company accretes the carrying value of its Series C mandatory redeemable convertible preferred stock to its estimate of fair value (i.e. redemption value) at period end.

The carrying value of the Series C mandatory redeemable convertible preferred stock at June 30, 2021 and 2020 was $196,083 and $101,661, respectively.

The estimated fair value of the Series C, mandatory redeemable convertible preferred stock at June 30, 2021 and 2020 was $196,083 and $101,661 respectively.

The Company recorded preferred stock dividends of $163,575 and $32,024 and accrued dividends payable of $2,442 and $2,945 during fiscal year end 2021 and 2020, respectively.